CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ₨ in Millions, $ in Millions	INR (₨) shares	USD ($) shares	Equity Shares INR (₨) shares	Equity Shares USD ($) shares	Additional Paid In Capital INR (₨)	Additional Paid In Capital USD ($)	Retained Earnings INR (₨)	Retained Earnings USD ($)	Statutory Reserve INR (₨) [1]	Statutory Reserve USD ($)	[1]	Accumulated Other Comprehensive Income (Loss) INR (₨)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total HDFC Bank Limited Shareholders' Equity INR (₨)	Total HDFC Bank Limited Shareholders' Equity USD ($)	Noncontrolling Interest INR (₨)	Noncontrolling Interest USD ($)
Balance at Mar. 31, 2015	₨ 751,567.6		₨ 5,013.0		₨ 387,486.1		₨ 228,804.4		₨ 118,122.2			₨ 10,826.4		₨ 750,252.1		₨ 1,315.5
Balance at Mar. 31, 2015 | shares			2,506,495,317	2,506,495,317
Shares issued upon exercise of options	12,229.0		₨ 43.4		12,185.6									12,229.0
Shares issued upon exercise of options (in shares) | shares			21,691,200	21,691,200
Share-based compensation	12,593.8				12,593.8									12,593.8
Dividends, including dividend tax	(24,367.9)						(24,367.9)							(24,367.9)
Change in ownership interest in subsidiary					(1.0)									(1.0)		1.0
Shares issued to noncontrolling interest	33.9															33.9
Transfer to statutory reserve							(31,809.4)		31,809.4
Net income	118,049.9						117,915.3							117,915.3		134.6
Net change in accumulated other comprehensive income	688.9											688.9		688.9
Balance at Mar. 31, 2016	870,795.2		₨ 5,056.4		412,264.5		290,542.4		149,931.6			11,515.3		869,310.2		1,485.0
Balance at Mar. 31, 2016 | shares			2,528,186,517	2,528,186,517
Shares issued upon exercise of options	22,615.1		₨ 68.7		22,546.4									22,615.1
Shares issued upon exercise of options (in shares) | shares			34,359,200	34,359,200
Share-based compensation	8,203.2				8,203.2									8,203.2
Dividends, including dividend tax	(29,280.9)						(29,280.9)							(29,280.9)
Change in ownership interest in subsidiary	9.7				(292.3)		452.2							159.9		(150.2)
Shares issued to noncontrolling interest	301.9															301.9
Transfer to statutory reserve							(37,771.6)		37,771.6
Net income	140,740.6						140,529.8							140,529.8		210.8
Net change in accumulated other comprehensive income	14,516.3											14,516.3		14,516.3
Balance at Mar. 31, 2017	₨ 1,027,901.1		₨ 5,125.1		442,721.8		364,471.9		187,703.2			26,031.6		1,026,053.6		1,847.5
Balance at Mar. 31, 2017 | shares	2,562,545,717	2,562,545,717	2,562,545,717	2,562,545,717
Shares issued upon exercise of options	₨ 27,259.1		₨ 65.1		27,194.0									27,259.1
Shares issued upon exercise of options (in shares) | shares			32,544,550	32,544,550
Share-based compensation	6,594.6				6,594.6									6,594.6
Dividends, including dividend tax	(34,490.3)						(34,490.3)							(34,490.3)
Change in ownership interest in subsidiary	(143.3)				60.0									60.0		(203.3)
Shares issued to noncontrolling interest	366.5															366.5
Transfer to statutory reserve							(45,620.3)		45,620.3
Net income	178,833.9	$ 2,746.6					178,514.9							178,514.9		319.0
Net change in accumulated other comprehensive income	(29,828.3)	(458.2)										(29,828.3)		(29,828.3)
Balance at Mar. 31, 2018	₨ 1,176,493.3	$ 18,069.4	₨ 5,190.2	$ 79.7	₨ 476,570.4	$ 7,319.5	₨ 462,876.2	$ 7,109.2	₨ 233,323.5	$ 3,583.5		₨ (3,796.7)	$ (58.3)	₨ 1,174,163.6	$ 18,033.6	₨ 2,329.7	$ 35.8
Balance at Mar. 31, 2018 | shares	2,595,090,267	2,595,090,267	2,595,090,267	2,595,090,267

[1]	Under local regulations, the Bank is required to transfer 25% of its profit after tax (per Indian GAAP) to a non-distributable statutory reserve and to meet certain other conditions in order to pay dividends without prior RBI approval.